PROPERTY, PLANT AND EQUIPMENT (Details) CAD in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2014 CAD	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment, Net, Total				CAD 64,434	CAD 53,830
Depreciation expense				1,852	1,461	CAD 1,282
Discontinued Operations
Gain resulted from the cash proceeds and disposition of net liabilities held for sale					46	4
Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				8,802	26,328
Accumulated depreciation				(1,200)	(4,312)
Property, Plant and Equipment, Net, Total				7,602	22,016
Property, plant and equipment not transferred					15,635
Property, plant and equipment disposed	CAD 62
Property, plant and equipment reclassified to Long-term investments	CAD 136
Liquids Pipelines | Southern Access Extension Project
PROPERTY, PLANT AND EQUIPMENT
Ownership percent sold	35.00%
Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				9,806	8,863
Accumulated depreciation				(2,379)	(2,256)
Property, Plant and Equipment, Net, Total				7,427	6,607
Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				5,106	5,379
Accumulated depreciation				(643)	(454)
Property, Plant and Equipment, Net, Total				4,463	4,925
Property, plant and equipment not transferred					995
Discontinued Operations
Gain resulted from the cash proceeds and disposition of net liabilities held for sale					46	4
Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				53,897	24,085
Accumulated depreciation				(9,087)	(3,903)
Property, Plant and Equipment, Net, Total				44,810	20,182
Corporate
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				189	149
Accumulated depreciation				(57)	(49)
Property, Plant and Equipment, Net, Total				132	100
Enbridge Energy Partners, L.P.
Impairment
impairment charges				CAD 96
Pipeline | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.90%
Property, plant and equipment, gross				CAD 6,356	12,515
Pipeline | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				4.20%
Property, plant and equipment, gross				CAD 777	633
Pipeline | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.60%
Property, plant and equipment, gross				CAD 27,317	11,564
Pumping equipment, buildings, tanks and other | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.80%
Property, plant and equipment, gross				CAD 1,464	7,715
Pumping equipment, buildings, tanks and other | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.10%
Property, plant and equipment, gross				CAD 17,008	7,806
Gas mains, services and other | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.00%
Property, plant and equipment, gross				CAD 8,819	8,427
Wind turbines, solar panels and other | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				4.70%
Property, plant and equipment, gross				CAD 2,162	2,371
Wind turbines, solar panels and other | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				4.00%
Property, plant and equipment, gross				CAD 2,582	1,549
Power transmission | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				1.80%
Property, plant and equipment, gross				CAD 387	397
Canadian Midstream gas gathering and processing | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.90%
Property, plant and equipment, gross				CAD 789	778
Land and right-of-way | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				1.90%
Property, plant and equipment, gross				CAD 228	520
Land and right-of-way | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				1.00%
Property, plant and equipment, gross				CAD 85	84
Land and right-of-way | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				3.20%
Property, plant and equipment, gross				CAD 58	28
Land and right-of-way | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				2.50%
Property, plant and equipment, gross				CAD 1,660	1,040
Other | Corporate
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)				6.80%
Property, plant and equipment, gross				CAD 184	80
Under construction | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				754	5,578
Under construction | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				902	352
Under construction | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				933	1,172
Under construction | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				5,330	2,126
Under construction | Corporate
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross				5	69
Offshore Member | Disposed of by Sale
Discontinued Operations
Cash proceeds from sale of assets		$ 10	CAD 11
Gain resulted from the cash proceeds and disposition of net liabilities held for sale		63	70
Amount of disposition of net liabilities held for sale		$ 53	CAD 59
Offshore Member | Held-for-sale
Discontinued Operations
Revenues presented as discontinued operations					CAD 4	CAD 26
Berthold rail facility | Enbridge Energy Partners, L.P.
Impairment
impairment charges				80
Louisiana propylene pipeline | Enbridge Energy Partners, L.P.
Impairment
impairment charges				CAD 16